Equity (Schedule of Outstanding Common Shares) (Details) $ in Thousands			1 Months Ended							12 Months Ended
	Nov. 04, 2020 shares	Feb. 10, 2020 shares	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) Vote shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares	Dec. 31, 2020 USD ($) shares
Disclosure Of Share capital [Line Items]
Number of shares issued			60,238,026							60,238,026			61,029,772
Treasury Stock Purchased, Shares	101,986	316,445								960,454	4,318,320	145,917
Number of shares outstanding			60,200,000							60,200,000	59,200,000		61,000,000.0
Issued capital | $			$ 60							$ 60	$ 59		$ 61
Common Shares, Number Of Votes | Vote										1
Stock awards One [Member]
Disclosure Of Share capital [Line Items]
Date of common shares movement						May 01, 2021	Nov. 01, 2020	Mar. 01, 2020	Jan. 01, 2020
Number of shares issued						200,000	500,000		1,500,000
Treasury Stock Purchased, Shares								200,000
Number of shares outstanding						61,200,000	61,100,000	60,900,000	60,700,000
Issued capital | $						$ 61	$ 61	$ 61	$ 61
Buyback program [Member]
Disclosure Of Share capital [Line Items]
Date of common shares movement			Dec. 01, 2021	Sep. 01, 2021	Jun. 01, 2021		Nov. 01, 2020	Mar. 01, 2020
Treasury Stock Purchased, Shares			(500,000)	400,000	(100,000)		(100,000)	(300,000)
Number of shares outstanding			60,200,000	60,700,000	61,100,000		61,000,000.0	60,600,000		60,200,000
Issued capital | $			$ 60	$ 61	$ 61		$ 61	$ 61		$ 60